Marketable debt securities (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Classification:
Financial liabilities at amortized cost		R$ 107,120,875	R$ 79,036,792	R$ 56,875,514
Total		107,120,875	79,036,792	56,875,514
Type:
Real estate credit notes - LCI	[1]	26,076,306	21,459,182	18,846,138
Eurobonds		14,508,126	12,952,068	9,399,277
Treasury Bills	[2]	33,713,048	25,074,264	12,749,911
Agribusiness credit notes - LCA		24,045,319	16,989,434	14,746,831
Guaranteed Real Estate Credit Notes	[3]	8,778,076	2,561,845	1,133,356
Total		R$ 107,120,875	R$ 79,036,792	R$ 56,875,514

[1]	Real estate credit notes are fixed income securities backed by real estate credits and guaranteed by mortgage or fiduciary alienation of real estate. As of December 31, 2022, they mature between 2023 and 2028 (2021 - with maturity between 2022 and 2028 and 2020 - with maturity between 2021 and 2027).
[2]	The main characteristics of financial bills are a minimum term of two years, a minimum face value of R$50 and permission for early redemption of only 5% of the amount issued. As of December 31, 2022, they mature between 2023 and 2032 (2021 – with maturity between 2022 and 2031 and 2020 – with maturity between 2021 and 2025).
[3]	Guaranteed Real Estate Bills are fixed income securities backed by Real Estate credits guaranteed by the issuer and by a pool of real estate credits separate from the issuer's other assets. On December 31, 2022, they mature between 2023 and 2035 (12/31/2021 - with maturity between 2022 and 2035).